PAGE 1
                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2

                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                         Please print or type.

1.  Name and address of issuer: IDS Life Special Income Fund, Inc.
                                IDS Tower 10
                                Minneapolis, MN  55440-0110
___________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

              Series                 Class(es) of Shares
IDS Life Special Income Fund
IDS Life Global Yield Fund
IDS Life Income Advantage Fund

___________________________________________________________________
3.  Investment Company Act File Number:  811-3219

    Securities Act File Number:          2-73113
___________________________________________________________________
4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996
___________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]
__________________________________________________________________
6.  Date of termination of issuer's declaration under rule 24f-2
    (a)(1), if applicable (see instruction A.6):

    Not Applicable
___________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but
    which remained unsold at the beginning of the fiscal year:   0
___________________________________________________________________
8.  Number and amount of securities registered during the fiscal
    year other than pursuant to rule 24f-2:   0
___________________________________________________________________
9.  Number and aggregate sale price of securities sold during the
    fiscal year:   420,246,940
___________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:         420,246,940

PAGE 2
___________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if
    applicable (see Instruction B.7):   N/A
___________________________________________________________________
12. Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold during the fiscal year in reliance
      on rule 24f-2 (from Item 10):                  $420,246,940*

(ii)  Aggregate price of shares issued in
      connection with dividend reinvestment
      plans (from Item 11, if applicable):           +          0

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year
      (if applicable):                               -129,851,556

(iv)  Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to
      rule 24e-2 (if applicable):                    +          0

(v)   Net aggregate price of securities sold
      and issued during the fiscal year in
      reliance on rule 24f-2 [line (i), plus
      line (ii), less line (iii), plus line
      (iv)] (if applicable):                          290,395,384

(vi)  Multiplier prescribed by Section 6(b)
      of the Securities Act of 1933 or other
      applicable law or regulation
      (see Instruction C.6):                         x     1/2900

(vii) Fee due $290,395,384 multiplied
      by line (vi)]:                                 $          0**

* Sales of $420,246,940 minus redemptions of $129,851,556.

Instruction:      Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
__________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):
                                                              [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
___________________________________________________________________

**Based on the letter dated June 20, 1995, Reference No. IP-3-95, from the Office of Insurance Products, Division of Investment
Management to the American Counsel of Life Insurance.

PAGE 3
SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By ____________________________
   Leslie L. Ogg
   Vice President, General Counsel and Secretary

Date October 29, 1996

                                        IDS Life            IDS Life             IDS Life
                                         Special          Global Yield         Income Advantage      Combined
       Description                     Income Fund            Fund                  Fund              Income
Reinvestments                          135,814,306           144,078             582,774            136,541,158
Amount sold                            214,108,604        20,834,514          48,762,664            283,705,782
       Aggregate sales                 349,922,910        20,978,592          49,345,438            420,246,940

Amount Redeemed                       (129,574,450)         (182,768)            (94,338)          (129,851,556)
       Net sales (a)                   220,348,460        20,795,824          49,251,100            290,395,384

Net asset value
  at 10/17/96 (b)                            11.86             10.23                9.98                  32.07

Net shares for fee
calculation (a)/(b)                     18,579,128          2,032,033          4,934,980             25,546,141


Reinvestments                                                                                                 0
Amount sold                                                                                                   0
Amount Redeemed                                                                                               0
Actual net shares issued                         0                   0                  0                     0


Fee (   (a) /2900)                       75,982.23           7,170.97          16,983.14             100,136.34
